Segments and Geographical Information	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 8: -	SEGMENTS AND GEOGRAPHICAL INFORMATION

Until December 31, 2019, the Company presented two reportable segments consisting of the Intelligent Robotics and RFID Division segment and the Supply Chain Solutions segment. Commencing January 1, 2020 the Company decided to review its business operations in three reportable segments, consisting of the RFID segment, Supply Chain Solutions segment and the Intelligent Robotics segment. Previous presentation was adjusted to conform to the current presentation.

The Company's management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Information about the operating segments for the six months ended June 30, 2020 and 2019 were as follows:

	RFID	Supply Chain Solutions	Intelligent Robotics	Consolidated

Six months ended June 30, 2020:

Revenues	$5,669	$8,976	$301	$14,946

Inventory Impairment	$-	$-	$(671)	$(671)

Gross profit	$1,474	$1,869	$(786)	$2,557

Impairment of Goodwill and intangible assets	$-	$-	$(988)	$(988)

Operating Income (loss)	$354	$613	$(2,215)	$(1,248)

Balance of Goodwill and other intangible assets related to segment	$4,726	$-	$-	$4,726

	RFID	Supply Chain Solutions	Intelligent Robotics	Consolidated
Six months ended June 30, 2019:

Revenues	$6,697	$9,616	$236	$16,549

Gross profit	$1,338	$1,978	$66	$3,382

Operating Income (Loss)	$(284)	$568	$41	$325

Balance of Goodwill and other intangible assets related to segment	$4,746	$-	$1,416	$6,162

b.	The following presents total revenues for the six months ended June 30, 2020 and 2019 based on the location of customers:

	June 30,
	2020	2019
	Unaudited

Israel	$11,086	$11,081
Far East	1,679	3,074
India	1,392	1,494
Europe	323	479
United States	466	421

	$14,946	$16,549